UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21309
Advent Claymore Convertible Securities and Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: November 1, 2017 – January 31, 2018

Item 1.    Schedule of Investments.
Attached hereto.

Advent Claymore Convertible Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Shares	Value
COMMON STOCKS† - 18.3%
Consumer, Cyclical - 6.9%
Target Corp.[1]	57,000	$4,287,540
Walmart, Inc.[1]	39,200	4,178,720
Ford Motor Co.[1]	344,400	3,778,068
Macy's, Inc.[1]	131,000	3,399,450
CVS Health Corp.[1]	42,300	3,328,587
Delta Air Lines, Inc.[1]	52,000	2,952,040
Wynn Resorts Ltd.[1]	16,700	2,765,353
Total Consumer, Cyclical		24,689,758
Consumer, Non-cyclical - 4.3%
Merck & Company, Inc.[1]	64,300	3,809,775
Celgene Corp.*,1	33,100	3,348,396
United Rentals, Inc.*,1	18,200	3,296,202
Gilead Sciences, Inc.[1]	36,400	3,050,320
Incyte Corp.*,1	22,500	2,031,525
Total Consumer, Non-cyclical		15,536,218
Technology - 2.5%
KLA-Tencor Corp.[1]	33,400	3,667,320
Texas Instruments, Inc.[1]	30,100	3,301,067
Advanced Micro Devices, Inc.*	133,500	1,834,290
Total Technology		8,802,677
Industrial - 1.8%
Caterpillar, Inc.[1]	24,800	4,036,944
United Parcel Service, Inc. — Class B1	19,700	2,508,204
Total Industrial		6,545,148
Communications - 1.0%
Time Warner, Inc.[1]	26,000	2,479,100
AT&T, Inc.[1]	33,200	1,243,340
Total Communications		3,722,440
Energy - 0.8%
Occidental Petroleum Corp.[1]	38,200	2,863,854
Diversified - 0.5%
TPG Pace Energy Holdings Corp.*	170,500	1,747,625
Basic Materials - 0.5%
United States Steel Corp.[1]	45,200	1,690,932
Total Common Stocks
(Cost $64,558,478)		65,598,652
CONVERTIBLE PREFERRED STOCKS† - 9.0%
Consumer, Non-cyclical - 4.2%
Allergan plc 5.50% due 03/01/18[1]	11,342	7,346,214
Becton Dickinson and Co. 6.13% due 05/01/20[1]	53,581	3,360,600
Anthem, Inc. 5.25% due 05/01/18[1]	36,500	2,192,190
Bunge Ltd. 4.88%[1,2]	18,882	2,124,225
Total Consumer, Non-cyclical		15,023,229
Energy - 1.7%
Hess Corp. 8.00% due 02/01/19[1]	61,701	3,709,464
WPX Energy, Inc. 6.25% due 07/31/18[1]	23,238	1,469,376
Anadarko Petroleum Corp. 7.50% due 06/07/18[1]	22,158	808,767
Total Energy		5,987,607

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 9.0% (continued)
Financial - 1.2%
Crown Castle International Corp. 6.88% due 08/01/20[1]	3,112	$3,481,830
Mandatory Exchangeable Trust 5.75% due 06/03/19[3,9]	3,624	833,417
Total Financial		4,315,247
Industrial - 1.1%
Belden, Inc. 6.75% due 07/15/19[1]	19,625	2,181,711
Stanley Black & Decker, Inc. 5.38% due 05/15/20[1]	15,365	1,830,740
Total Industrial		4,012,451
Utilities - 0.8%
NextEra Energy, Inc. 6.12% due 09/01/19	40,349	2,282,139
Sempra Energy 6.00% due 01/15/21[1]	8,254	827,467
Total Utilities		3,109,606
Total Convertible Preferred Stocks
(Cost $32,457,554)		32,448,140
MONEY MARKET FUND† - 1.4%
Morgan Stanley Institutional Liquidity Government Portfolio — Institutional Class, 0.92%[1,4]	5,012,138	5,012,138
Total Money Market Fund
(Cost $5,012,138)		5,012,138

	Face
	Amount~
CONVERTIBLE BONDS†† - 64.5%
Technology - 18.0%
Microchip Technology, Inc.
1.63% due 02/15/27[1,3]	5,704,000	6,957,335
ON Semiconductor Corp.
1.00% due 12/01/20[1]	2,900,000	4,160,207
1.63% due 10/15/23[1,3]	1,193,000	1,635,950
Micron Technology, Inc.
3.00% due 11/15/43[1]	3,735,000	5,708,566
Intel Corp.
3.25% due 08/01/39[1]	1,870,000	4,295,158
Verint Systems, Inc.
1.50% due 06/01/21[1]	3,545,000	3,455,790
ServiceNow, Inc.
due 06/01/22[1,3,5]	2,657,000	3,263,761
Lam Research Corp.
1.25% due 05/15/18	943,000	3,008,911
Teradyne, Inc.
1.25% due 12/15/23[1]	1,428,000	2,185,943
Cypress Semiconductor Corp.
4.50% due 01/15/22[1]	1,464,000	2,082,478
Evolent Health, Inc.
2.00% due 12/01/21	2,000,000	2,026,250
Allscripts Healthcare Solutions, Inc.
1.25% due 07/01/20[1]	1,825,000	1,970,544
Lumentum Holdings, Inc.
0.25% due 03/15/24[1,3]	1,832,000	1,965,003
Integrated Device Technology, Inc.
0.88% due 11/15/22[1]	1,755,000	1,964,022

Advent Claymore Convertible Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Citrix Systems, Inc.
0.50% due 04/15/19[1]	1,416,000	1,879,484

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 64.5% (continued)
Technology - 18.0% (continued)
Salesforce.com, Inc.
0.25% due 04/01/18[1]	1,070,000	$1,832,278
Inphi Corp.
0.75% due 09/01/21[1]	1,900,000	1,759,400
Advanced Micro Devices, Inc.
2.13% due 09/01/26	855,000	1,602,297
Nutanix, Inc.
due 01/15/23[3,5]	1,557,000	1,522,419
CSG Systems International, Inc.
4.25% due 03/15/36[1]	1,311,000	1,453,266
Carbonite, Inc.
2.50% due 04/01/22[3]	1,146,000	1,407,231
HubSpot, Inc.
0.25% due 06/01/22[1,3]	1,100,000	1,323,723
Red Hat, Inc.
0.25% due 10/01/19[1]	732,000	1,315,295
Nuance Communications, Inc.
1.25% due 04/01/25[1,3]	1,083,000	1,144,534
Coupa Software, Inc.
0.38% due 01/15/23[1,3]	1,018,000	1,107,075
Western Digital Corp.
1.50% due 02/01/24[3]	1,040,000	1,064,082
Everbridge, Inc.
1.50% due 11/01/22	678,000	788,355
Workday, Inc.
0.25% due 10/01/22[1,3]	596,000	622,078
Veeco Instruments, Inc.
2.70% due 01/15/23	676,000	610,160
Rambus, Inc.
1.38% due 02/01/23[3]	507,000	480,816
Total Technology		64,592,411
Consumer, Non-cyclical - 12.2%
Wright Medical Group, Inc.
2.00% due 02/15/20[1]	3,857,000	4,006,459
Ionis Pharmaceuticals, Inc.
1.00% due 11/15/21	2,969,000	3,178,033
Exact Sciences Corp.
1.00% due 01/15/25[1]	3,222,000	3,151,065
Jazz Investments I Ltd.
1.50% due 08/15/24[3]	1,807,000	1,739,552
1.88% due 08/15/21[1]	1,048,000	1,077,960
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/20[1]	2,067,000	2,426,652
NuVasive, Inc.
2.25% due 03/15/21[1]	2,011,000	2,156,578
Euronet Worldwide, Inc.
1.50% due 10/01/44[1]	1,577,000	2,092,113
Nevro Corp.
1.75% due 06/01/21	1,853,000	2,079,509
Insulet Corp.
1.38% due 11/15/24[1,3]	1,839,000	1,952,722
Cardtronics, Inc.
1.00% due 12/01/20[1]	2,050,000	1,918,404
Neurocrine Biosciences, Inc.
2.25% due 05/15/24[1,3]	1,347,000	1,816,054
Molina Healthcare, Inc.
1.63% due 08/15/44	1,003,000	1,625,801

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 64.5% (continued)
Consumer, Non-cyclical - 12.2% (continued)
Teladoc, Inc.
3.00% due 12/15/22[1,3]	1,348,000	$1,565,129
Sarepta Therapeutics, Inc.
1.50% due 11/15/24[1,3]	1,351,000	1,561,850
Anthem, Inc.
2.75% due 10/15/42[1]	450,000	1,532,456
Pacira Pharmaceuticals, Inc.
2.38% due 04/01/22[1,3]	1,349,000	1,306,085
Medicines Co.
2.75% due 07/15/23	1,206,000	1,178,851
Flexion Therapeutics, Inc.
3.38% due 05/01/24[1,3]	1,022,000	1,162,776
Clovis Oncology, Inc.
2.50% due 09/15/21[1]	847,000	1,071,436
LendingTree, Inc.
0.63% due 06/01/22[1,3]	542,000	999,107
Insmed, Inc.
1.75% due 01/15/25[1]	931,000	892,405
Horizon Pharma Investment Ltd.
2.50% due 03/15/22[1]	891,000	827,516
Innoviva, Inc.
2.50% due 08/15/25[3]	702,000	761,842
Element Fleet Management Corp.
4.25% due 06/30/20[1,3]	CAD 875,000	704,293
Alder Biopharmaceuticals, Inc.
2.50% due 02/01/25	553,000	540,787
Hologic, Inc.
2.00% due 03/01/42[6,8]	337,000	459,993
Total Consumer, Non-cyclical		43,785,428
Communications - 8.7%
Finisar Corp.
0.50% due 12/15/36[1]	3,500,000	3,184,531
0.50% due 12/15/33[1]	2,000,000	1,986,186
DISH Network Corp.
3.38% due 08/15/26[1]	4,267,000	4,541,616
Priceline Group, Inc.
0.35% due 06/15/20[1]	2,999,000	4,453,527
Liberty Media Corp.
1.38% due 10/15/23	1,951,000	2,440,896
2.25% due 09/30/46	1,807,000	1,907,346
Ctrip.com International Ltd.
1.00% due 07/01/20[1]	2,347,000	2,520,671
Proofpoint, Inc.
0.75% due 06/15/20[1]	1,598,000	2,178,087
Ciena Corp.
4.00% due 12/15/20	1,215,000	1,593,997
Liberty Interactive LLC
1.75% due 09/30/46[1,3]	1,260,000	1,549,954
Weibo Corp.
1.25% due 11/15/22[1,3]	962,000	1,163,261
IAC FinanceCo, Inc.
0.88% due 10/01/22[1,3]	1,013,000	1,160,102
Liberty Expedia Holdings, Inc.
1.00% due 06/30/47[1,3]	1,031,000	1,044,297

Advent Claymore Convertible Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Quotient Technology, Inc.
1.75% due 12/01/22[1,3]	893,000	877,672

	Face	Value
	Amount~
CONVERTIBLE BONDS†† - 64.5% (continued)
Communications - 8.7% (continued)
World Wrestling Entertainment, Inc.
3.38% due 12/15/23[1,3]	448,000	$686,336
Total Communications		31,288,479
Financial - 8.0%
Altaba, Inc.
due 12/01/18[1,5]	3,054,000	4,604,363
PRA Group, Inc.
3.50% due 06/01/23[3]	1,879,000	1,958,895
3.00% due 08/01/20	1,950,000	1,881,309
Colony NorthStar, Inc.
3.88% due 01/15/21	3,625,000	3,536,362
Forest City Realty Trust, Inc.
4.25% due 08/15/18	2,820,000	3,253,716
IH Merger Sub LLC
3.00% due 07/01/19[1]	1,447,000	1,791,063
3.50% due 01/15/22[1]	473,000	536,272
Starwood Property Trust, Inc.
4.00% due 01/15/19[1]	1,939,000	2,060,382
Air Lease Corp.
3.88% due 12/01/18	1,023,000	1,720,949
HCI Group, Inc.
4.25% due 03/01/37[3]	1,818,000	1,658,303
Empire State Realty OP, LP
2.63% due 08/15/19[1,3]	1,170,000	1,264,185
Fidelity National Financial, Inc.
4.25% due 08/15/18	360,000	1,097,579
Arbor Realty Trust, Inc.
5.38% due 11/15/20	1,036,000	1,039,510
Extra Space Storage, LP
3.13% due 10/01/35[1]	932,000	1,007,120
iStar, Inc.
3.13% due 09/15/22[1,3]	960,000	932,261
Blackstone Mortgage Trust, Inc.
4.38% due 05/05/22[1]	502,000	496,758
Total Financial		28,839,027
Industrial - 6.6%
Cemex SAB de CV
3.72% due 03/15/20[1]	5,368,000	5,757,303
Greenbrier Companies, Inc.
2.87% due 02/01/24[1]	3,808,000	4,386,706
Dycom Industries, Inc.
0.75% due 09/15/21[1]	2,556,000	3,406,473
Atlas Air Worldwide Holdings, Inc.
1.88% due 06/01/24[1]	2,469,000	2,825,413
RTI International Metals, Inc.
1.63% due 10/15/19[1]	1,572,000	1,859,204
OSI Systems, Inc.
1.25% due 09/01/22[3]	1,860,000	1,720,760
Patrick Industries, Inc.
1.00% due 02/01/23[3]	1,135,000	1,168,269
Chart Industries, Inc.
1.00% due 11/15/24[1,3]	1,062,000	1,152,036
Air Transport Services Group, Inc.
1.13% due 10/15/24[1,3]	749,000	789,532

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 64.5% (continued)
Industrial - 6.6% (continued)
BW Group Ltd.
1.75% due 09/10/19	600,000	$573,750
Total Industrial		23,639,446
Energy - 5.1%
Chesapeake Energy Corp.
5.50% due 09/15/26	6,506,000	5,976,952
Weatherford International Ltd.
5.88% due 07/01/21[1]	5,549,000	5,795,176
PDC Energy, Inc.
1.13% due 09/15/21[1]	1,628,000	1,633,825
Oasis Petroleum, Inc.
2.63% due 09/15/23[1]	1,336,000	1,420,725
Ensco Jersey Finance Ltd.
3.00% due 01/31/24[1]	1,126,000	1,023,139
Green Plains, Inc.
4.13% due 09/01/22	1,043,000	1,018,426
Whiting Petroleum Corp.
1.25% due 04/01/20[1]	964,000	901,340
Oil States International, Inc.
1.50% due 02/15/23[1,3]	778,000	798,650
Total Energy		18,568,233
Consumer, Cyclical - 3.4%
Tesla, Inc.
1.25% due 03/01/21[1]	2,033,000	2,343,183
2.38% due 03/15/22[1]	1,222,000	1,535,010
Meritor, Inc.
3.25% due 10/15/37[1,3]	2,652,000	2,938,875
Caesars Entertainment Corp.
5.00% due 10/01/24[1]	1,175,000	2,473,791
China Lodging Group Ltd.
0.38% due 11/01/22[1,3]	1,329,000	1,469,720
RH
due 07/15/20[1,3,5]	885,000	899,395
Horizon Global Corp.
2.75% due 07/01/22	756,000	624,044
Total Consumer, Cyclical		12,284,018
Utilities - 1.4%
CenterPoint Energy, Inc.
3.40% due 09/15/29[6]	38,226	2,771,385
NRG Yield, Inc.
3.25% due 06/01/20[1,3]	2,300,000	2,283,137
Total Utilities		5,054,522
Basic Materials - 1.1%
AK Steel Corp.
5.00% due 11/15/19	1,151,000	1,422,710
Pretium Resources, Inc.
2.25% due 03/15/22	1,259,000	1,094,574
B2Gold Corp.
3.25% due 10/01/18	844,000	891,784
Cleveland-Cliffs, Inc.
1.50% due 01/15/25[1]	401,000	431,709
Total Basic Materials		3,840,777
Total Convertible Bonds
(Cost $207,633,415)		231,892,341

Advent Claymore Convertible Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 64.1%
Consumer, Non-cyclical - 14.4%
HCA, Inc.
5.25% due 04/15/25[1]	3,452,000	$3,630,330
7.50% due 02/15/22[1]	1,950,000	2,193,750
6.50% due 02/15/20[1]	1,448,000	1,547,550
Encompass Health Corp.
5.75% due 11/01/24[1]	3,000,000	3,071,250
5.75% due 09/15/25[1]	2,126,000	2,208,382
Valeant Pharmaceuticals International, Inc.
5.88% due 05/15/23[1,3]	3,142,000	2,846,495
6.13% due 04/15/25[3]	2,550,000	2,292,322
Tenet Healthcare Corp.
4.38% due 10/01/21[1]	2,500,000	2,512,500
4.63% due 07/15/24[1,3]	2,038,000	2,009,978
United Rentals North America, Inc.
5.50% due 05/15/27[1]	2,052,000	2,159,730
5.50% due 07/15/25[1]	1,950,000	2,064,562
CHS/Community Health Systems, Inc.
6.88% due 02/01/22	2,277,000	1,630,901
5.13% due 08/01/21[1]	950,000	890,625
Cardtronics, Inc.
5.13% due 08/01/22[1]	2,500,000	2,431,250
Molina Healthcare, Inc.
5.38% due 11/15/22[1]	2,200,000	2,304,500
Post Holdings, Inc.
5.50% due 03/01/25[1,3]	964,000	995,330
5.75% due 03/01/27[1,3]	727,000	729,508
5.63% due 01/15/28[1,3]	469,000	467,534
Cardtronics Incorporated / Cardtronics USA Inc
5.50% due 05/01/25[1,3]	2,287,000	2,132,628
Spectrum Brands, Inc.
5.75% due 07/15/25[1]	2,004,000	2,119,230
Sotheby's
4.88% due 12/15/25[1,3]	1,930,000	1,906,261
Ritchie Bros Auctioneers, Inc.
5.38% due 01/15/25[1,3]	1,827,000	1,881,810
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,3]	1,500,000	1,710,000
Greatbatch Ltd.
9.13% due 11/01/23[3]	1,485,000	1,618,962
DaVita, Inc.
5.00% due 05/01/25[1]	1,161,000	1,159,549
Quorum Health Corp.
11.63% due 04/15/23	970,000	1,003,950
Prestige Brands, Inc.
6.38% due 03/01/24[1,3]	964,000	997,740
Central Garden & Pet Co.
5.13% due 02/01/28[1]	675,000	673,313
Revlon Consumer Products Corp.
6.25% due 08/01/24	977,000	632,608

	Face
	Amount~	Value
CORPORATE BONDS†† - 64.1% (continued)
Consumer, Non-cyclical - 14.4% (continued)
Land O' Lakes, Inc.
6.00% due 11/15/22[1,3]	19,000	$21,043
Total Consumer, Non-cyclical		51,843,591
Consumer, Cyclical - 13.8%
GameStop Corp.
6.75% due 03/15/21[1,3]	4,134,000	4,304,528
Vista Outdoor, Inc.
5.88% due 10/01/23[1]	2,957,000	2,875,682
L Brands, Inc.
5.63% due 02/15/22[1]	2,600,000	2,752,360
Scientific Games International, Inc.
10.00% due 12/01/22[1]	1,976,000	2,173,600
5.00% due 10/15/25[1,3]	363,000	364,361
Downstream Development Authority of the Quapaw Tribe of Oklahoma
10.50% due 02/15/23[3]	1,206,000	1,246,341
10.50% due 07/01/19[3]	1,125,000	1,153,125
Dana Financing Luxembourg Sarl
6.50% due 06/01/26[1,3]	2,070,000	2,243,363
Staples, Inc.
8.50% due 09/15/25[1,3]	2,171,000	2,103,156
Tempur Sealy International, Inc.
5.63% due 10/15/23[1]	2,000,000	2,070,000
Scotts Miracle-Gro Co.
6.00% due 10/15/23[1]	1,901,000	2,015,060
Mattamy Group Corp.
6.88% due 12/15/23[1,3]	1,157,000	1,229,313
6.50% due 10/01/25[1,3]	723,000	765,476
Dollar Tree, Inc.
5.75% due 03/01/23[1]	1,901,000	1,990,109
Hanesbrands, Inc.
4.63% due 05/15/24[1,3]	1,948,000	1,982,090
William Carter Co.
5.25% due 08/15/21[1]	1,930,000	1,972,219
Six Flags Entertainment Corp.
4.88% due 07/31/24[1,3]	1,469,000	1,492,871
5.50% due 04/15/27[1,3]	433,000	444,366
Delphi Technologies plc
5.00% due 10/01/25[1,3]	1,810,000	1,810,000
Levi Strauss & Co.
5.00% due 05/01/25[1]	1,724,000	1,792,960
Wolverine World Wide, Inc.
5.00% due 09/01/26[1,3]	1,688,000	1,709,100
Goodyear Tire & Rubber Co.
5.13% due 11/15/23[1]	1,546,000	1,588,515
TRI Pointe Group Inc. / TRI Pointe Homes Inc.
4.38% due 06/15/19[1]	1,558,000	1,583,317
Brinker International, Inc.
5.00% due 10/01/24[1,3]	1,447,000	1,461,470
Churchill Downs, Inc.
4.75% due 01/15/28[1,3]	1,400,000	1,387,750
Speedway Motorsports, Inc.
5.13% due 02/01/23[1]	1,100,000	1,124,750

Advent Claymore Convertible Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 64.1% (continued)
Consumer, Cyclical - 13.8% (continued)
United Continental Holdings, Inc.
6.00% due 12/01/20[1]	1,000,000	$1,072,500
Caesars Resort Collection LLC / CRC Finco, Inc.
5.25% due 10/15/25[1,3]	978,000	973,218
Beacon Escrow Corp.
4.88% due 11/01/25[1,3]	964,000	964,000
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24[1]	880,000	871,200
Total Consumer, Cyclical		49,516,800
Basic Materials - 8.0%
NOVA Chemicals Corp.
5.00% due 05/01/25[1,3]	2,345,000	2,374,313
5.25% due 08/01/23[1,3]	1,600,000	1,650,640
FMG Resources August 2006 Pty Ltd.
9.75% due 03/01/22[1,3]	1,853,000	2,045,805
5.13% due 05/15/24[1,3]	1,774,000	1,802,827
TPC Group, Inc.
8.75% due 12/15/20[1,3]	2,226,000	2,264,955
First Quantum Minerals Ltd.
7.25% due 04/01/23[3]	2,044,000	2,169,195
Big River Steel LLC / BRS Finance Corp.
7.25% due 09/01/25[1,3]	1,851,000	1,989,825
Commercial Metals Co.
4.88% due 05/15/23[1]	1,889,000	1,931,502
Compass Minerals International, Inc.
4.88% due 07/15/24[1,3]	1,845,000	1,826,550
Alcoa Nederland Holding B.V.
6.75% due 09/30/24[1,3]	1,480,000	1,622,450
United States Steel Corp.
6.88% due 08/15/25[1]	1,447,000	1,526,585
Tronox Finance LLC
7.50% due 03/15/22[1,3]	1,395,000	1,450,800
Freeport-McMoRan, Inc.
2.38% due 03/15/18[1]	1,381,000	1,381,276
Kaiser Aluminum Corp.
5.88% due 05/15/24[1]	1,162,000	1,243,340
Tronox Finance plc
5.75% due 10/01/25[1,3]	1,085,000	1,112,125
AK Steel Corp.
7.50% due 07/15/23[1]	900,000	974,250
Cornerstone Chemical Co.
6.75% due 08/15/24[1,3]	868,000	871,255
Kraton Polymers LLC / Kraton Polymers Capital Corp.
10.50% due 04/15/23[1,3]	480,000	540,000
Total Basic Materials		28,777,693
Communications - 7.8%
Sprint Corp.
7.88% due 09/15/23[1]	2,000,000	2,123,340
7.63% due 02/15/25[1]	1,476,000	1,535,040

	Face
	Amount~	Value
CORPORATE BONDS†† - 64.1% (continued)
Communications - 7.8% (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital
4.91% due 07/23/25[1]	2,617,000	$2,740,336
SFR Group S.A.
7.38% due 05/01/26[1,3]	2,678,000	2,647,873
CBS Radio, Inc.
7.25% due 11/01/24[1,3]	2,249,000	2,372,695
DISH DBS Corp.
5.88% due 11/15/24[1]	1,509,000	1,436,379
6.75% due 06/01/21[1]	800,000	840,000
AMC Networks, Inc.
4.75% due 12/15/22[1]	2,040,000	2,085,900
CenturyLink, Inc.
6.75% due 12/01/23[1]	2,011,000	1,963,842
Hughes Satellite Systems Corp.
6.50% due 06/15/19[1]	1,718,000	1,803,900
CommScope, Inc.
5.50% due 06/15/24[1,3]	1,500,000	1,560,000
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22[1]	1,400,000	1,435,875
Frontier Communications Corp.
11.00% due 09/15/25[1]	1,629,000	1,280,801
Urban One, Inc.
7.38% due 04/15/22[1,3]	1,100,000	1,130,580
Sirius XM Radio, Inc.
5.38% due 07/15/26[1,3]	1,096,000	1,124,770
CB Escrow Corp.
8.00% due 10/15/25[1,3]	965,000	972,238
Tribune Media Co.
5.88% due 07/15/22[1]	935,000	966,556
Total Communications		28,020,125
Industrial - 6.8%
MasTec, Inc.
4.88% due 03/15/23[1]	2,612,000	2,664,240
Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc.
7.38% due 01/15/22[3]	1,985,000	1,642,588
11.25% due 08/15/22[3]	964,000	979,665
Cleaver-Brooks, Inc.
7.88% due 03/01/23[1,3]	2,225,000	2,341,812
TransDigm, Inc.
6.38% due 06/15/26[1]	2,276,000	2,341,435
Louisiana-Pacific Corp.
4.88% due 09/15/24[1]	2,151,000	2,218,219
Energizer Holdings, Inc.
5.50% due 06/15/25[1,3]	1,925,000	1,977,937
Xerium Technologies, Inc.
9.50% due 08/15/21[1]	1,930,000	1,966,188
CNH Industrial Capital LLC
3.38% due 07/15/19[1]	1,902,000	1,922,104
Ball Corp.
4.38% due 12/15/20[1]	1,808,000	1,859,980
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/21[1,3]	2,123,000	1,820,472

Advent Claymore Convertible Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

	Face
	Amount~	Value
CORPORATE BONDS†† - 64.1% (continued)
Industrial - 6.8% (continued)
Shape Technologies Group, Inc.
7.63% due 02/01/20[1,3]	1,472,000	$1,506,960
KLX, Inc.
5.88% due 12/01/22[1,3]	1,000,000	1,045,000
Jeld-Wen, Inc.
4.88% due 12/15/27[1,3]	120,000	120,450
4.63% due 12/15/25[1,3]	120,000	120,300
Total Industrial		24,527,350
Energy - 6.7%
Parsley Energy LLC / Parsley Finance Corp.
5.63% due 10/15/27[1,3]	2,170,000	2,235,100
Oasis Petroleum, Inc.
6.88% due 01/15/23[1]	2,158,000	2,230,833
PDC Energy, Inc.
5.75% due 05/15/26[1,3]	2,119,000	2,158,731
CNX Resources Corp.
8.00% due 04/01/23[1]	1,891,000	2,015,712
Continental Resources, Inc.
4.50% due 04/15/23[1]	1,676,000	1,701,140
4.38% due 01/15/28[1,3]	280,000	279,342
Diamondback Energy, Inc.
4.75% due 11/01/24[1]	1,941,000	1,972,541
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.25% due 05/15/26[1]	1,929,000	1,929,000
CONSOL Energy, Inc.
11.00% due 11/15/25[1,3]	1,784,000	1,904,420
PBF Holding Company LLC / PBF Finance Corp.
7.25% due 06/15/25[1]	1,686,000	1,780,163
SESI LLC
7.75% due 09/15/24[1,3]	1,456,000	1,568,840
Cheniere Corpus Christi Holdings LLC
5.13% due 06/30/27[1]	1,447,000	1,497,645
WPX Energy, Inc.
5.25% due 09/15/24[1]	1,428,000	1,452,990
PBF Logistics Limited Partnership / PBF Logistics Finance Corp.
6.88% due 05/15/23[1]	880,000	919,600
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[1,3]	261,000	283,511
Total Energy		23,929,568
Technology - 3.5%
Qorvo, Inc.
6.75% due 12/01/23[1]	1,898,000	2,028,487
7.00% due 12/01/25[1]	1,000,000	1,085,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 64.1% (continued)
Technology - 3.5% (continued)
West Corp.
8.50% due 10/15/25[1,3]	2,524,000	$2,498,760
Seagate HDD Cayman
4.75% due 01/01/25[1]	2,397,000	2,382,737
Western Digital Corp.
10.50% due 04/01/24[1]	1,587,000	1,859,171
First Data Corp.
5.38% due 08/15/23[1,3]	1,565,000	1,617,819
ACI Worldwide, Inc.
6.38% due 08/15/20[1,3]	1,000,000	1,016,250
Total Technology		12,488,224
Financial - 2.5%
Alliance Data Systems Corp.
6.38% due 04/01/20[1,3]	1,500,000	1,515,000
5.88% due 11/01/21[3]	1,200,000	1,236,000
Starwood Property Trust, Inc.
5.00% due 12/15/21[1]	2,279,000	2,380,120
Credit Acceptance Corp.
7.38% due 03/15/23[1]	2,158,000	2,265,900
Navient Corp.
5.50% due 01/15/19[1]	1,674,000	1,711,330
Total Financial		9,108,350
Utilities - 0.6%
AmeriGas Partners, LP / AmeriGas Finance Corp.
5.75% due 05/20/27[1]	1,929,000	1,984,459
Total Corporate Bonds
(Cost $226,700,169)		230,196,160
SENIOR FLOATING RATE INTERESTS††,7 - 1.7%
Consumer, Cyclical - 0.8%
PetSmart, Inc.
4.56% (3 Month USD LIBOR + 3.00%) due 03/10/22	2,187,563	1,789,700
Intrawest Resorts Holdings, Inc.
4.81% (3 Month USD LIBOR + 3.25%) due 07/31/24	1,074,900	1,078,931
Total Consumer, Cyclical		2,868,631
Communications - 0.5%
Sprint Communications, Inc.
4.12% (3 Month USD LIBOR + 2.50%) due 02/02/24	1,644,573	1,650,483
Consumer, Non-cyclical - 0.4%
SUPERVALU, Inc.
5.06% (3 Month USD LIBOR + 3.50%) due 06/08/24	1,538,375	1,522,992
Total Senior Floating Rate Interests
(Cost $6,452,779)		6,042,106
Total Investments - 159.0%
(Cost $542,814,533)		$571,189,537
Other Assets & Liabilities, net - (59.0)%		(211,862,864)
Total Net Assets - 100.0%		$359,326,673

Advent Claymore Convertible Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at January 31, 2018	Net Unrealized Depreciation
Bank of New York Mellon	880,000	CAD	3/14/2018	$686,695	$717,623	$(30,928)
Bank of New York Mellon	710,000	GBP	3/14/2018	952,039	1,011,241	(59,202)
						$(90,130)
Counterparty	Contracts to Buy	Currency	Settlement Date	Settlement Value	Value at January 31, 2018	Net Unrealized Depreciation
Bank of New York Mellon	710,000	GBP	3/14/2018	$1,014,270	$1,011,241	$(3,029)
						$(3,029)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
1
All or a portion of these securities have been physically segregated in connection with borrowings and reverse repurchase agreements. As of January 31, 2018, the total value of securities segregated was $470,838,541.

2	Perpetual maturity.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) liquid securities is $168,061,586 (cost $160,245,408), or 46.8% of total net assets.

4	Rate indicated is the 7 day yield as of January 31, 2018.
5	Zero coupon rate security.
6	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
7
Variable rate security.  Rate indicated is the rate effective at January 31, 2018. In some instances, the underlying reference rate shown was below the minimum rate earned by the security or has been adjusted by a predetermined factor. The settlement status of a position may also impact the effective rate indicated. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

8	Security becomes an accreting bond after March 1, 2018 with a 2.00% principal accretion rate.
9
Represents convertible preferred securities issued by a closed end investment company of the same name. The company has used the net offering proceeds raised by the issuance of such preferred securities to purchase a portfolio primarily comprised of a large forward purchase contract for American Depository Shares of Alibaba Group Holding Limited.

plc	Public Limited Company
LIBOR	London Interbank Offered Rate
CAD	Canadian Dollar
GBP	British Pound
See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2018 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$65,598,652	$—	$—	$65,598,652
Convertible Preferred Stocks	32,448,140	—	—	32,448,140
Money Market Fund	5,012,138	—	—	5,012,138
Convertible Bonds	—	231,892,341	—	231,892,341
Corporate Bonds	—	230,196,160	—	230,196,160
Senior Floating Rate Interests	—	6,042,106	—	6,042,106
Total Assets	$103,058,930	$468,130,607	$—	$571,189,537

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts*	$—	$93,159	$—	$93,159
Total Liabilities	$—	$93,159	$—	$93,159

*This amount is reported as unrealized loss as of January 31, 2018.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, reverse repurchase agreements of $77,007,401 are categorized as Level 2 within the disclosure hierarchy.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund did not hold any Level 3 securities during the period ended January 31, 2018.

Advent Claymore Convertible Securities and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2018

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.
Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended January 31, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 — Organization and Significant Accounting Policies

Organization
Advent Claymore Convertible Securities and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended.
For information on the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the other over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange-traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. The value of over-the-counter (“OTC”) swap agreements entered into by the Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value provided by an independent pricing service. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid-price. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market. There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of January 31, 2018.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at January 31, 2018.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Note 2 — Financial Instruments and Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives
Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Higher Investment Returns: the use of an instrument to seek to obtain increased investment returns.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Speculation: the use of an instrument to express macro-economic and other investment views.

Forward Foreign Currency Exchange Contracts
A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

The Fund may invest in securities of foreign companies directly, or in financial instruments which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends or interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 — Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with U.S. GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. OTC derivative contracts including forward foreign currency exchange contracts, swap contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 — Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At January 31, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
$543,908,830	$37,995,149	$(10,807,601)	$27,187,548

Note 5 — Reverse Repurchase Agreements
The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

As of January 31, 2018, the Fund had entered into the following reverse repurchase agreements:

Counterparty	Range of Interest Rates	Maturity Dates	Face Value
Societe Generale	2.63% - 3.83%*	06/07/18 - 12/15/22	$77,007,401
*Variable rate security. Rate indicated is the rate effective at January 31, 2018.

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of January 31, 2018, aggregated by asset class of the related collateral pledged by the Fund:

	Overnight and Continuous	Up to 30 days	31-90 days	Greater than 90 days	Total
Common Stocks	$-	$-	$-	$13,354,002	$13,354,002
Convertible Preferred Stocks	-	-	-	7,147,666	7,147,666
Convertible Bonds	-	-	-	14,370,267	14,370,267
Corporate Bonds	-	-	-	42,135,466	42,135,466
Total Reverse Repurchase Agreements	$-	$-	$-	$77,007,401	$77,007,401
Gross amount of recognized liabilities for reverse repurchase agreements				$77,007,401	$77,007,401

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

 Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent Claymore Convertible Securities and Income Fund

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland
Tracy V. Maitland
President and Chief Executive Officer

Date:	March 29, 2018

By:	/s/ Robert White
Robert White
Treasurer and Chief Financial Officer

Date:	March 29, 2018